CASH EQUIVALENTS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash and Cash Equivalents [Line Items]
Cash Equivalents	$ 22,831,399	$ 27,108,889
Money Market Accounts Interest Rate Minimum	0.10%
Money Market Accounts Interest Rate Maximum	1.00%